CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash provided (required) by operating activities:
Net income (loss) attributable to Apergy	$ 71,989	$ 50,444	$ 110,638	$ (12,642)	$ 51,698
Net income	72,284	51,304	111,568	(10,791)	53,134
Adjustments to reconcile net income to net cash provided (required) by operating activities:
Depreciation and amortization			111,879	112,055	119,992
Depreciation	52,814	42,233	58,178	56,068	60,831
Amortization	38,863	40,190
Stock-based compensation	3,129	1,762	2,236	2,293	1,925
(Gain) loss on sale of fixed assets	194	(713)	(934)	(366)	1,463
Provision for losses on accounts receivable (net of recoveries)			954	2,941	2,154
Deferred income taxes	(4,674)	(17,503)	(75,002)	(19,881)	(21,296)
Deferred income taxes and tax credits			(73,433)	(19,994)	(20,270)
Employee benefit plan expense			1,064	1,128	1,114
Contributions to employee benefit plans			(1,876)	(2,649)	(2,667)
Other	5,138	(5,539)	(2,293)	701	8,392
Changes in operating assets and liabilities (net of effects of acquisitions and foreign exchange):
Receivables	(79,533)	(62,203)	(61,274)	26,898	74,825
Inventories	(20,960)	(28,245)	(14,204)	32,912	58,772
Prepaid expenses and other current assets	(5,514)	(4,893)	(5,116)	3,156	(2,388)
Accounts payable	27,776	37,950	29,802	(9,874)	(32,123)
Accrued compensation and employee benefits	13,640	4,965	5,616	(2,122)	(17,772)
Accrued expenses and other current liabilities	24,602	2,927
Leased assets and other	(34,953)	(21,030)	(26,142)	(4,728)	(29,444)
Net cash provided by operating activities	92,806	41,205	76,917	129,709	215,671
Cash provided (required) by investing activities:
Capital expenditures	(45,832)	(29,445)	(41,211)	(26,854)	(31,985)
Proceeds from sale of property, plant and equipment	970	2,616	3,547	2,526	7,884
Acquisition (net of cash and cash equivalents acquired)			(8,842)	(3,700)	(10,000)
Purchase price adjustments on acquisition	53
Additions to intangible assets				(3,700)	(10,000)
Net cash provided (required) by investing activities	(44,809)	(26,829)	(46,506)	(28,028)	(34,101)
Cash provided (required) by financing activities:
Change in borrowings, net			(599)
Proceeds from long-term debt, net of discounts	713,963
Distribution to noncontrolling interest	(2,720)	(1,212)	(1,212)	(1,727)
Payment of debt issue costs	(16,006)
Repayments of long-term debt	(20,000)
Net transfers to Parent	(728,857)	(19,220)	(31,192)	(84,254)	(194,977)
Net cash provided by (required by) financing activities	(53,620)	(20,432)	(33,003)	(85,981)	(194,977)
Effect of exchange rate changes on cash and cash equivalents	(75)	3,476	277	(90)	(531)
Net (decrease) increase in cash and cash equivalents	(5,698)	(2,580)	(2,315)	15,610	(13,938)
Cash and cash equivalents at beginning of period	23,712	26,027	26,027	10,417	24,355
Cash and cash equivalents at end of period	$ 18,014	$ 23,447	23,712	26,027	10,417
Supplemental information - cash paid during the year for:
Income taxes			$ 8,698	$ 7,285	$ 7,808